Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 106,392
Deductions from segregated funds:
Net additions (deductions)	281	$ 5,368
Balance as at December 31	103,062	106,392
Insurance contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	99,121	90,388
Additions to segregated funds:
Deposits	11,468	10,772
Net transfer (to) from general funds	(308)	(119)
Net realized and unrealized gains (losses)	(7,123)	4,141
Other investment income	4,576	4,853
Total additions	8,613	19,647
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,224	9,439
Management fees	1,004	963
Taxes and other expenses	256	267
Foreign exchange rate movements	(413)	245
Total deductions	11,071	10,914
Net additions (deductions)	(2,458)	8,733
Acquisitions	0	0
Balance as at December 31	96,663	99,121
Investment contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	7,271	6,779
Additions to segregated funds:
Deposits	85	86
Net transfer (to) from general funds	0	0
Net realized and unrealized gains (losses)	(658)	883
Other investment income	178	152
Total additions	(395)	1,121
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	614	643
Management fees	57	57
Taxes and other expenses	0	12
Foreign exchange rate movements	(194)	(83)
Total deductions	477	629
Net additions (deductions)	(872)	492
Acquisitions	0	0
Balance as at December 31	$ 6,399	$ 7,271